EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)			Assets That Were Repurchased or Replaced (3)			Assets Pending Repurchase or Replacement (within cure period) (3)			Demand in Dispute (3)			Demand Withdrawn (3)			Demand Rejected (3)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
WaMu Mortgage Securities Corp. WAMU 2005-AR7 CIK: 0001331029	X	(4)	1,345	$851,694,372	100%	1	$121,000	0.014%	0	$0	0.000%	0	$0	0.000%	1	$121,000	0.014%	0	$0	0.000%	0	$0	0.000%
WaMu Mortgage Securities Corp. WAMU 2005-AR8 CIK: 0001333176	X	(4)	5,208	$3,029,599,418	100%	1	$642,567	0.021%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$642,567	0.021%	0	$0	0.000%
WaMu Mortgage Securities Corp. WAMU 2005-AR9 CIK: 0001333701	X	(4)	2,426	$1,505,402,999	100%	2	$1,007,070	0.067%	1	$242,070	0.016%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$765,000	0.051%
WaMu Mortgage Securities Corp. WMALT 2005-AR1 CIK: 0001345514	X	(4)	1,123	$447,013,954	100%	1	$521,952	0.117%	0	$0	0.000%	0	$0	0.000%	1	$521,952	0.117%	0	$0	0.000%	0	$0	0.000%
Total			10,102	$5,833,710,744	100%	5	$2,292,590	0.039%	1	$242,070	0.004%	0	$0	0.000%	2	$642,952	0.011%	1	$642,567	0.011%	1	$765,000	0.013%

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(1) We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

(2) Washington Mutual Mortgage Securities Corp., as Securitizer, is filing this Form ABS 15-G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.

(4) While certain originators may be identifiable by the Securitizer, the Securitizer is currently unable to identify repurchase demands and resulting activitiy to a specific originator.  Work is in progress by the Securitizer in order to make such an identification.